Document and Entity Information	Apr. 20, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001156039
Document Type	8-K/A
Document Period End Date	Apr. 20, 2022
Entity Registrant Name	ANTHEM, INC.
Entity Incorporation State Country Code	IN
Entity File Number	001-16751
Entity Tax Identification Number	35-2145715
Entity Address, Address Line One	220 Virginia Ave
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	(800)
Local Phone Number	331-1476
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	ANTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of Anthem, Inc. (the “Company”), furnished on April 20, 2022 (the “Original Form 8-K”). Following the submission of the Original Form 8-K, the Company discovered that the incorrect item number was inadvertently tagged in the submission (Item 2.02 should have been tagged instead of Item 2.01). The Company is amending the Original Form 8-K for the sole purpose of correcting the item tag. No disclosure has changed from the Original Form 8-K.